INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Withholding tax rate in case of dividends paid by PRC subsidiaries (as a percent)	10.00%
Income tax rate applicable to the entity and its subsidiaries registered outside the PRC that are deemed resident enterprises (as a percent)	25.00%
INCOME TAXES
Accumulated deficits	$ (7,046)	$ (8,527)
Deferred tax liability accrued for the Chinese dividend withholding taxes	0
Subsidiaries located in the PRC
INCOME TAXES
Accumulated deficits	$ 9,055